Income Tax - Schedule of Deferred Tax Assets and Liabilities Recognized (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Deferred tax assets	₽ 4,989	₽ 561
Deferred tax liabilities	(7,548)	(6,773)
Deferred tax liabilities, net	₽ (2,559)	₽ (6,212)	₽ (10,229)	₽ (8,018)